Taxation - Summary of Operating Loss Carry Forward (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 72,988	¥ 54,758
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,924
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,084
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,620
Loss expiring in 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28,827
Loss expiring in 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	23,473
Loss expiring in 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	21,409
Loss expiring in 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,141
Loss expiring in 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	47,863
Loss expiring in 2029
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	147,040
Loss expiring in 2030
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	156,066
Operating loss carry forwards
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 458,447